Earnings Per Unit (Tables) (Linn Energy, LLC [Member])	12 Months Ended
Dec. 31, 2012
Linn Energy, LLC [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Schedule of Earnings Per Unit Reconciliation
The following table provides a reconciliation of the numerators and denominators of the basic and diluted per unit computations for net income (loss):

	Net Income (Loss) (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands)
Year ended December 31, 2012:
Net loss:
Allocated to units	$(386,616)
Allocated to unvested restricted units	(4,575)
	$(391,191)
Net loss per unit:
Basic net loss per unit		203,775	$(1.92)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		203,775	$(1.92)

Year ended December 31, 2011:
Net income:
Allocated to units	$438,439
Allocated to unvested restricted units	(4,739)
	$433,700
Net income per unit:
Basic net income per unit		172,004	$2.52
Dilutive effect of unit equivalents		725	(0.01)
Diluted net income per unit		172,729	$2.51

Year ended December 31, 2010:
Net loss:
Allocated to units	$(114,288)
Allocated to unvested restricted units	—
	$(114,288)
Net loss per unit:
Basic net loss per unit		142,535	$(0.80)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		142,535	$(0.80)